Investment Manager
Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser
Brandywine Asset Management, Inc.
Wilmington, DE
Board of Directors
John F. Curley, Jr., Chairman
Edward A. Taber, III, President
Nelson A. Diaz
Richard G. Gilmore
Arnold L. Lehman
Dr. Jill E. McGovern
G. Peter O'Brien
T. A. Rodgers

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Boston, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

               LEGG MASON WOOD WALKER, INCORPORATED

      -------------------------------------------------------

                         100 Light Street
              P.O. Box 1476, Baltimore, MD 21203-1476
                         410 - 539 - 0000

LMF-233
12/00

                                   ANNUAL REPORT
                                 OCTOBER 31, 2000

                                    LEGG MASON
                                   LIGHT STREET
                                    TRUST, INC.
                              CLASSIC VALUATION FUND

                                   PRIMARY CLASS

                                 [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Light Street Trust's annual report covering the period ended October 31, 2000, for the Classic Valuation Fund.

  As this letter is written, the Fund's assets are approaching $13.5 million. Brandywine Asset Management is responsible for the day-to-day management of the Fund. The Fund seeks long-term growth of capital by investing in undervalued or out-of-favor companies that Brandywine believes are likely to return to better valuations.

  On the following pages, the portfolio managers for the Fund review the portfolio's structure and investment philosophy, and comment on the outlook for the Fund. As always, historical perfor-mance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  PricewaterhouseCoopers LLP, the Fund's independent accountants, has completed its annual examination, and audited financial statements for the period from inception to October 31, 2000, are included in this report.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient manner.

                                             Sincerely,

                                             /S/ EDWARD A. TABER, III

                                             Edward A. Taber, III
                                             President

November 27, 2000

Portfolio Managers' Comments
Legg Mason Light Street Trust, Inc.

Classic Valuation Fund

     Although the launch of the Legg Mason Classic Valuation Fund in November 1999 came late in a game that was extraordinarily pleasant for most growth (especially technology) stocks, we had to endure the final moments. For the first five months of the Fund's existence, we witnessed the NASDAQ orgy's final phase of a 70% move up on top of the 300% gain of the preceding three years. Since we found few technology names that would qualify as value stocks in the early days of the Fund, there was little participation in that perilous but briefly rewarding period. Actually, we sold some of our technology holdings into the craze this past spring.

     The postmortems on the extreme excesses of the above-mentioned market phenomenon with articles about dot.com-option millionaires now searching for employment have surfaced. Just the disappearance of "new economy" from the popular lexicon is a telling punctuation. We can all point to anecdotal signs of a top but may conveniently forget that there were frequent "signs" that were slightly premature. "Irrational exuberance" was offered two years before it would prove wise caution.

     The significant outperformance of the Fund of roughly 1,000 basis points(1) from its inception (November 8, 1999) to October 31, 2000, can be explained by the strong results of the last six months, with the final three months representing the preponderance. The Fund experienced a +13.29% gain for the three months ending October 31, while the S&P 500 was essentially flat (+0.20%). In the six-month period, there was an appreciation in the Fund of +16.02% and a decline in the S&P 500 of -1.01%.

     Before examining the specific areas that helped the Fund generate strong results, we should acknowledge that the sea change in the spring that was discussed earlier produced the catalyst for appreciation for many of our holdings. As investors suffered swift and vicious declines in stocks and groups of stocks that had risen so sharply, some gravitated to parts of the market that had opposite characteristics. Many of the names in the Fund were not only not up much in price, but actually down, and all possessed modest rather than sky-high fundamental valuations. Investors discovered or re-discovered that classic measures of value had some significance. Money flowed into our segment of the market and long-ignored stocks rallied.

     The Fund had particular success in identifying value in three specific industries/sectors: defense/aerospace, insurance and energy. Large commitments to these three and an underweighting in technology provided most of the excess performance. The spotlight that pointed to these areas was the depressed valuations -- both relative to the market and to their own histories.

     Three of the five largest contributors to performance in the final three- and six-month periods were defense/aerospace companies: Raytheon, Boeing and Northrop Grumman all appreciated because of improving fundamentals and an awakening by investors that the valuation measures were historically low. Most stocks in this industry had a horrible 1999 and the low prices reached extremes

---------------

(1) 100 basis points = 1%.

partly because of the sharp downward reversal of Wall Street opinions after the companies stumbled. It was also observed that Presidential election years have normally been good times for these stocks as the nation assessed its priorities.

     The weak 1999 performance of insurance stocks set up classic buying opportunities in the Fund's first year. Generally soft pricing had hurt profits and the flip side in 2000 provided a healthy backdrop. The incredibly low valuations of stocks in this industry in early 2000 have been replaced with more normal levels after substantial upward moves. Everest Reinsurance Group was one of the Fund's biggest contributors to performance, but it had good company in MetLife, XL Capital and RenaissanceRe.

     The collapse in oil and natural gas prices in 1997 and 1998 took their toll on the earnings and investor sentiments of companies in the energy sector. The valuation levels reached their nadir in late 1999 and represented an opportunity to start building positions in the Fund. Tidewater, one of the top holdings for the Fund, saw its prospects dramatically improve as higher commodity prices sparked heightened activity in its service area: offshore drilling. A heavy concentration in energy was rewarding with Anadarko Petroleum being a standout.

     The beginning of the new fiscal year continued the positive trend of the second half of fiscal year 2000. The validity of the value approach seems to be most clear after an era of disfavor.

                                               Brandywine Asset Management, Inc.

November 29, 2000
DJIA 10629.1

Performance Information
Legg Mason Light Street Trust, Inc.


Performance Comparison of a $10,000 Investment as of October 31, 2000

  The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  The Classic Valuation Fund has two classes of shares: Primary Class and Navigator Class. The Navigator Class of the Fund has not commenced operations.


Classic Valuation Fund -- Primary Class

                         Cumulative
                        Total Return
                       --------------
Life of Class++            +15.90%
++Inception Date - November 8, 1999



[CLASSIC VALUATION LINE GRAPH]

                 CLASSIC VALUATION FUND       S & P 500 STOCK COMPOSITE INDEX*
                 ----------------------       --------------------------------
11/8/99                10000.00                               0.00
11/30/99                9720.00                           10000.00
12/31/99               10090.00                           10587.00
1/31/00                 9640.00                           10055.00
2/29/00                 9370.00                            9864.00
3/31/00                10140.00                           10829.00
4/30/00                 9990.00                           10504.00
5/31/00                10440.00                           10288.00
6/30/00                10090.00                           10542.00
7/31/00                10230.00                           10377.00
8/31/00                11090.00                           11022.00
9/30/00                11210.00                           10440.00
10/31/00               11590.00                           10396.00

*An unmanaged index of widely held common stocks. Index returns are for periods beginning November 30, 1999.

Statement of Net Assets
Legg Mason Light Street Trust, Inc.
October 31, 2000
(Amounts in Thousands)

Classic Valuation Fund

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.4%
Basic Materials -- 12.1%
  Aluminum -- 1.3%
  Alcoa Inc.                                                         5                     $   129
                                                                                           -------
  Chemicals -- 2.4%
  E.I. du Pont de Nemours and Company                                3                         113
  Lyondell Chemical Company                                          8                         113
                                                                                           -------
                                                                                               226
                                                                                           -------
  Chemicals (Diversified) -- 3.6%
  Air Products and Chemicals, Inc.                                   3                          95
  Engelhard Corporation                                              3                          61
  The Dow Chemical Company                                           6                         190
                                                                                           -------
                                                                                               346
                                                                                           -------
  Containers and Packaging (Paper) -- 0.7%
  Sappi Limited - ADR                                                9                          63
                                                                                           -------
  Gold and Precious Metals Mining -- 0.8%
  Stillwater Mining Company                                          3                          75(A)
                                                                                           -------
  Metals and Minerals -- 0.7%
  Phelps Dodge Corporation                                           1                          65
                                                                                           -------
  Paper and Forest Products -- 2.6%
  Georgia-Pacific Group                                              3                          68
  International Paper Company                                        4                         141
  Smurfit-Stone Container Corporation                                3                          40(A)
                                                                                           -------
                                                                                               249
                                                                                           -------
Capital Goods -- 7.1%
  Aerospace/Defense -- 3.1%
  Northrop Grumman Corporation                                       2                         145
  The Boeing Company                                                 2                         158
                                                                                           -------
                                                                                               303
                                                                                           -------
  Containers (Metal and Glass) -- 0.3%
  Crown Cork & Seal Company, Inc.                                    3                          26
                                                                                           -------

Legg Mason Light Street Trust, Inc.

Classic Valuation Fund -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Capital Goods -- Continued
  Electrical Equipment -- 2.6%
  Cooper Industries, Inc.                                            3                     $   115
  Koninklijke (Royal) Philips Electronics N.V.                       3                         131
                                                                                           -------
                                                                                               246
                                                                                           -------
  Machinery (Diversified) -- 1.1%
  Deere & Company                                                    3                         103
                                                                                           -------
Communications Services -- 7.3%
  Computer Services and Systems -- 0.6%
  Symantec Corporation                                               2                          58(A)
                                                                                           -------
  Telecommunications (Long Distance) -- 4.0%
  BCE Inc.                                                           8                         216
  WorldCom, Inc.                                                     7                         162(A)
                                                                                           -------
                                                                                               378
                                                                                           -------
  Telephone -- 2.7%
  Verizon Communications                                             5                         261
                                                                                           -------
Consumer Cyclicals -- 8.3%
  Auto Parts and Equipment -- 0.5%
  Genuine Parts Company                                              2                          49
                                                                                           -------
  Household Furnishings and Appliances -- 1.6%
  Whirlpool Corporation                                              4                         157
                                                                                           -------
  Lodging/Hotels -- 2.0%
  Carnival Corporation                                               8                         193
                                                                                           -------
  Retail (Department Stores) -- 1.9%
  Federated Department Stores, Inc.                                  6                         180(A)
                                                                                           -------
  Retail (Specialty - Apparel) -- 0.6%
  Abercrombie & Fitch Co.                                            2                          54(A)
                                                                                           -------
  Services (Commercial and Consumer) -- 1.7%
  Reuters Group PLC - ADR                                            1                         152
  Service Corporation International                                  6                          14(A)
                                                                                           -------
                                                                                               166
                                                                                           -------

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Staples -- 1.3%
  Food -- 1.3%
  Sara Lee Corporation                                               6                     $   120
                                                                                           -------
Energy -- 13.4%
  Oil (Domestic Integrated) -- 2.4%
  Conoco Inc. - Class B                                              2                          65
  USX-Marathon Group                                                 6                         168
                                                                                           -------
                                                                                               233
                                                                                           -------
  Oil (International Integrated) -- 3.4%
  BP Amoco Plc - ADR                                                 1                          62
  Chevron Corporation                                                2                         123
  Texaco Inc.                                                        2                         136
                                                                                           -------
                                                                                               321
                                                                                           -------
  Oil and Gas (Drilling and Equipment) -- 3.4%
  Tidewater Inc.                                                     5                         224
  Transocean Sedco Forex Inc.                                        2                         102
                                                                                           -------
                                                                                               326
                                                                                           -------
  Oil and Gas (Exploration and Production) -- 2.5%
  Anadarko Petroleum Corporation                                     2                         123
  Burlington Resources Inc.                                          1                          48
  Unocal Corporation                                                 2                          73
                                                                                           -------
                                                                                               244
                                                                                           -------
  Oil and Gas (Refining and Marketing) -- 1.7%
  Sunoco, Inc.                                                       3                          85
  Tosco Corporation                                                  3                          75
                                                                                           -------
                                                                                               160
                                                                                           -------
Financials -- 23.0%
  Banks (Major Regional) -- 4.2%
  FleetBoston Financial Corporation                                  7                         277
  U.S. Bancorp                                                       5                         128
                                                                                           -------
                                                                                               405
                                                                                           -------
  Banks (Money Center) -- 4.0%
  Bank of America Corporation                                        5                         227
  J.P. Morgan & Co. Incorporated                                     1                         155
                                                                                           -------
                                                                                               382
                                                                                           -------
  Consumer Finance -- 2.0%
  Countrywide Credit Industries, Inc.                                5                         195
                                                                                           -------

Legg Mason Light Street Trust, Inc.

Classic Valuation Fund -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Financials -- Continued
  Financial (Diversified) -- 4.1%
  Ambac Financial Group, Inc.                                        1                     $    88
  USA Education Inc.                                                 3                         194
  XL Capital Ltd.                                                    1                         115
                                                                                           -------
                                                                                               397
                                                                                           -------
  Insurance (Life/Health) -- 4.2%
  MetLife, Inc.                                                      7                         179
  Nationwide Financial Services, Inc.                                5                         220
                                                                                           -------
                                                                                               399
                                                                                           -------
  Insurance (Property/Casualty) -- 2.0%
  Everest Reinsurance Group Limited                                  2                         105
  RenaissanceRe Holdings Ltd.                                        1                          83
                                                                                           -------
                                                                                               188
                                                                                           -------
  Savings and Loan Companies -- 2.5%
  Washington Mutual, Inc.                                            5                         239
                                                                                           -------
Health Care -- 3.3%
  Health Care (Drugs/Major Pharmaceuticals) -- 1.4%
  Novartis AG - ADR                                                  3                         133
                                                                                           -------
  Health Care (Managed Care) -- 1.1%
  Humana Inc.                                                        9                         107(A)
                                                                                           -------
  Health Care (Specialized Services) -- 0.8%
  Quintiles Transnational Corporation                                5                          72(A)
                                                                                           -------
Technology -- 12.3%
  Communications Equipment -- 0.9%
  ECI Telecom Limited                                                4                          90
                                                                                           -------
  Computers (Hardware) -- 0.8%
  Electronics for Imaging, Inc.                                      5                          76(A)
                                                                                           -------
  Computers (Networking) -- 0.7%
  3Com Corporation                                                   4                          62(A)
                                                                                           -------

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Technology -- Continued
  Computers (Software/Services) -- 4.6%
  Computer Associates International, Inc.                            5                     $   161
  Exelon Corporation                                                 2                         104
  Synopsys Inc.                                                      3                          97(A)
  WebMD Corporation                                                  7                          84(A)
                                                                                           -------
                                                                                               446
                                                                                           -------
  Electronics (Defense) -- 4.4%
  Litton Industries, Inc.                                            2                          96(A)
  Raytheon Company - Class B                                        10                         327
                                                                                           -------
                                                                                               423
                                                                                           -------
  Services (Computer Systems) -- 0.9%
  Sabre Holdings Corporation                                         3                          84(A)
                                                                                           -------
Transportation -- 3.0%
  Air Freight -- 1.3%
  FedEx Corporation                                                  3                         127(A)
                                                                                           -------
  Railroads -- 1.7%
  CSX Corporation                                                    6                         163
                                                                                           -------
Utilities -- 5.3%
  Electric Companies -- 3.3%
  CMS Energy Corporation                                             4                         108
  Edison International                                               5                         122
  Niagara Mohawk Holdings, Inc.                                      5                          81(A)
                                                                                           -------
                                                                                               311
                                                                                           -------
  Natural Gas -- 2.0%
  Kinder Morgan, Inc.                                                3                         108
  MCN Energy Group Inc.                                              3                          85
                                                                                           -------
                                                                                               193
                                                                                           -------
Total Common Stock and Equity Interests (Identified
  Cost -- $8,196)                                                                            9,223
--------------------------------------------------------------------------------------------------

Legg Mason Light Street Trust, Inc.

Classic Valuation Fund -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Repurchase Agreements -- 12.0%
Goldman, Sachs & Company
  6.58%, dated 10/31/00, to be purchased at $1,148 on
  11/1/00 (Collateral: $1,260 Freddie Mac mortgage-backed
  securities, 6.00%, due 1/1/29, value $1,191)                  $1,148                     $ 1,148
                                                                                           -------
Total Repurchase Agreements (Identified Cost -- $1,148)                                      1,148
--------------------------------------------------------------------------------------------------
Total Investments -- 108.4% (Identified Cost -- $9,344)                                     10,371
Other Assets Less Liabilities -- (8.4)%                                                       (802)
                                                                                           -------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
  825 shares outstanding                                        $8,562
Undistributed net investment income/(loss)                          10
Accumulated net realized gain/(loss) on investments                (30)
Unrealized appreciation/(depreciation) of investments            1,027
                                                              --------
NET ASSETS -- 100%                                                                         $ 9,569
                                                                                           =======
NET ASSET VALUE PER SHARE:                                                                  $11.59
                                                                                            ======
--------------------------------------------------------------------------------------------------

(A)Non-income producing.

See notes to financial statements.

Statement of Operations
Legg Mason Light Street Trust, Inc.
For the Period Ended October 31, 2000 (A)
(Amounts in Thousands)

Classic Valuation Fund

--------------------------------------------------------------------------------------------
Investment Income:
Dividends(B)                                                   $  88
Interest                                                          11
                                                               -----
      Total income                                                                   $   99
                                                                                     ------

Expenses:
Investment advisory fee                                           34
Distribution and service fees                                     45
Transfer agent and shareholder servicing expense                   8
Audit and legal fees                                              18
Custodian fee                                                     57
Organizational expense                                            45
Registration expense                                              41
Reports to shareholders                                           10
Directors' fees                                                    8
Other expenses                                                     1
                                                               -----
                                                                 267
      Less fees waived and expenses reimbursed                  (178)
                                                               -----
      Total expenses, net of waivers and reimbursement                                   89
                                                                                     ------
NET INVESTMENT INCOME                                                                    10
                                                                                     ------

Net Realized and Unrealized Gain/(Loss) on:
Realized gain/(loss) on investments sold                         (30)
Change in unrealized appreciation/(depreciation) of
  investments                                                  1,027
                                                               -----
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                                  997
--------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                       $1,007
--------------------------------------------------------------------------------------------

(A)For the period November 8, 1999 (commencement of operations) to October 31, 2000.

(B)Net of $1 foreign tax expense.

See notes to financial statements.

Statement of Changes in Net Assets
Legg Mason Light Street Trust, Inc.
For the Period Ended October 31, 2000 (A)
(Amounts in Thousands)

Classic Valuation Fund

----------------------------------------------------------------------------
Change in Net Assets:

Net investment income                                               $   10

Net realized gain/(loss) on investments sold                           (30)

Change in unrealized appreciation/(depreciation) of
  investments                                                        1,027
----------------------------------------------------------------------------
Change in net assets resulting from operations                       1,007

Change in net assets from Fund share transactions                    8,512
----------------------------------------------------------------------------
Change in net assets                                                 9,519

Net Assets:

Beginning of period                                                     50
----------------------------------------------------------------------------
End of period                                                       $9,569
----------------------------------------------------------------------------
Undistributed net investment income                                 $   10
----------------------------------------------------------------------------

(A)For the period November 8, 1999 (commencement of operations) to October 31, 2000.

See notes to financial statements.

Financial Highlights

     Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                 Investment Operations                          Distributions
                                        ----------------------------------------   ----------------------------------------
                                                                                                   From
                            Net Asset      Net        Net Realized      Total         From          Net
                             Value,     Investment   and Unrealized      From         Net        Realized
                            Beginning    Income/     Gain/(Loss) on   Investment   Investment     Gain on         Total
                            of Period     (Loss)      Investments     Operations     Income     Investments   Distributions
---------------------------------------------------------------------------------------------------------------------------

Classic Valuation Fund
Period Ended
 Oct. 31, 2000(A)            $10.00      .$01(B)         $1.58          $1.59        $  --         $  --          $  --
---------------------------------------------------------------------------------------------------------------------------

                                                            Ratios/Supplemental Data
                                        -----------------------------------------------------------------
                                                                   Net
                            Net Asset                          Investment                   Net Assets,
                             Value,               Expenses    Income/(Loss)   Portfolio       End of
                             End of     Total    to Average    to Average     Turnover        Period
                             Period     Return   Net Assets    Net Assets       Rate      (in thousands)
---------------------------------------------------------------------------------------------------------
Classic Valuation Fund
Period Ended
 Oct. 31, 2000(A)            $11.59    15.90%(C) 2.00%(B,D)       .22%(B,D)   73.02%(D)       $9,569
---------------------------------------------------------------------------------------------------------

(A)For the period November 8, 1999 (commencement of operations) to October 31, 2000.

(B)Net of fees waived pursuant to a contractual expense limitation of 2.00% of average daily net assets until December 31, 2000. If no fees had been waived by Legg Mason Fund Adviser, Inc., the annualized ratio of expenses to average net assets for the period ended October 31, 2000, would have been 5.98%.

(C)Not annualized.

(D)Annualized.

See notes to financial statements.

Notes To Financial Statements
Legg Mason Light Street Trust, Inc.

(Amounts in Thousands)
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

     The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Classic Valuation Fund ("Classic Valuation" or "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

     The Fund consists of two classes of shares: Primary Class, offered since November 8, 1999, and Navigator Class, offered only to certain institutional investors. The Navigator Class has not commenced operations.

Security Valuation

     Securities owned by the Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value under procedures established by and under the general supervision of the Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost.

Investment Income and Distributions to Shareholders

     Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States; accordingly, reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Security Transactions

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At October 31, 2000, receivables for securities sold and payables for securities purchased for the Fund were as follows:

Receivable for        Payable for
Securities Sold   Securities Purchased
--------------------------------------
    $   --               $1,154

--------------------------------------------------------------------------------

Deferred Offering and Organizational Costs

     Deferred offering costs of $25 are being expensed over the twelve-month period beginning November 8, 1999 (commencement of operations). Organization costs of the Fund have been expensed as incurred.

Federal Income Taxes

     No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

Use of Estimates

     Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

     For the period ended October 31, 2000, investment transactions (excluding short-term investments) were as follows:

            Proceeds From
Purchases       Sales
-------------------------
 $11,442       $3,216

     At October 31, 2000, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Fund were as follows:

                                         Net Appreciation/
  Cost     Appreciation   Depreciation    (Depreciation)
----------------------------------------------------------
 $9,344       $1,270         $(243)           $1,027

     At October 31, 2000, the Fund had a capital loss carryforward for federal income tax purposes of $27, which will expire in 2008.

3. Repurchase Agreements:

     All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:

     The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Fund with investment management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund's daily net assets. Under the terms of the investment management agreement, LMFA is required to bear any expenses, including organization costs, through the expiration date set forth below, which would cause the Fund's ratio of expenses to average net assets to exceed a certain set percentage as described below ("percentage"). Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average net assets to exceed the percentage.

--------------------------------------------------------------------------------

     LMFA has agreed to waive its fees in any month (exclusive of taxes, interest, brokerage and extraordinary expenses) as shown in the following chart:

                                               Period Ended October 31, 2000(A)   At October 31, 2000
                                               --------------------------------   -------------------
Management    Expense     Expense Limitation     Management         Expenses          Management
   Fee       Limitation    Expiration Date     Fees Waived(B)    Reimbursed(B)       Fees Payable
-----------------------------------------------------------------------------------------------------
  0.75%        2.00%      December 31, 2000          $34              $99                $ --

     Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund's expenses to exceed the limit, if any, imposed by LMFA at that time.

     Brandywine Asset Management, Inc. ("Brandywine") serves as investment advisor to the Fund and is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee, computed and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor for the Fund. Legg Mason receives an annual distribution fee and an annual service fee based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                               Period Ended
                           October 31, 2000(A)        At October 31, 2000
                         ------------------------   ------------------------
Distribution   Service   Distribution and Service   Distribution and Service
    Fee          Fee          Fees Waived(B)              Fees Payable
----------------------------------------------------------------------------
   0.75%        0.25%              $45                        $ --

     No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the period ended October 31, 2000.

     Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $1 for the period ended October 31, 2000.

     LMFA, Legg Mason and Brandywine are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

     The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the period ended October 31, 2000, the Fund had no borrowings under the Credit Agreement.

6. Fund Share Transactions:

     At October 31, 2000, there were 200,000 shares authorized at $.001 par value for the Fund. Share transactions were as follows:

                                                    Reinvestment
                                     Sold         of Distributions      Repurchased        Net Change
                                ---------------   -----------------   ----------------   ---------------
                                Shares   Amount   Shares    Amount    Shares   Amount    Shares   Amount
--------------------------------------------------------------------------------------------------------
Period Ended October 31,
  2000(A)                        939     $9,716      --      $ --      (119)   $(1,204)   820     $8,512

---------------

(A)For the period November 8, 1999 (commencement of operations) to October 31, 2000.

(B)Subject to recapture.

Report of Independent Accountants

To the Board of Directors of Light Street Trust, Inc. and Shareholders of Classic Valuation Fund:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Classic Valuation Fund (comprising the Light Street Trust, Inc., hereafter referred to as the "Fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                                              PricewaterhouseCoopers LLP

Baltimore, Maryland
December 6, 2000

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

                EQUITY FUNDS:                                     SPECIALTY FUNDS:
Value Trust                                         Balanced Trust
Special Investment Trust                            Financial Services Fund
Total Return Trust                                  Opportunity Trust
American Leading Companies Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

                GLOBAL FUNDS:                                    TAXABLE BOND FUNDS:
Global Income Trust                                 U.S. Government Intermediate-Term Portfolio
Europe Fund                                         Investment Grade Income Portfolio
International Equity Trust                          High Yield Portfolio
Emerging Markets Trust

            TAX-FREE BOND FUNDS:                                 MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust             U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust                      Cash Reserve Trust
Pennsylvania Tax-Free Income Trust                  Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                               [LEGG MASON LOGO]